Pension plan and other post-employment benefits (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Present value of the actuarial obligations	R$ 53,262	R$ 55,173
Fair value of the assets of the plan	(75,740)	(81,658)
Excess present value of obligations over fair value of assets	(22,478)	(26,485)
Amount recognized in other comprehensive income	18,367	18,359
Net actuarial liabilities/(assets)	(4,111)	R$ (8,126)
P B S [Member]
IfrsStatementLineItems [Line Items]
Present value of the actuarial obligations	30,892
Fair value of the assets of the plan	(49,062)
Excess present value of obligations over fair value of assets	(18,170)
Amount recognized in other comprehensive income	11,772
Net actuarial liabilities/(assets)	(6,398)
P B S Assisted [Member]
IfrsStatementLineItems [Line Items]
Present value of the actuarial obligations	8,319
Fair value of the assets of the plan	(15,291)
Excess present value of obligations over fair value of assets	(6,972)
Amount recognized in other comprehensive income	4,930
Net actuarial liabilities/(assets)	(2,042)
Administration Agreement [Member]
IfrsStatementLineItems [Line Items]
Present value of the actuarial obligations	67
Fair value of the assets of the plan	(254)
Excess present value of obligations over fair value of assets	(187)
Amount recognized in other comprehensive income	31
Net actuarial liabilities/(assets)	(156)
P A M E C Asset Policy [Member]
IfrsStatementLineItems [Line Items]
Present value of the actuarial obligations	1,103
Fair value of the assets of the plan
Excess present value of obligations over fair value of assets	1,103
Amount recognized in other comprehensive income
Net actuarial liabilities/(assets)	1,103
A E S Telecom [Member]
IfrsStatementLineItems [Line Items]
Present value of the actuarial obligations	9,499
Fair value of the assets of the plan	(11,133)
Excess present value of obligations over fair value of assets	(1,634)
Amount recognized in other comprehensive income	1,634
Net actuarial liabilities/(assets)
Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Present value of the actuarial obligations	3,382
Fair value of the assets of the plan
Excess present value of obligations over fair value of assets	3,382
Amount recognized in other comprehensive income
Net actuarial liabilities/(assets)	R$ 3,382